Warrants - Additional Information (Details) - Representative Warrants [Member]	Jun. 30, 2025 shares	Feb. 28, 2025 USD ($) $ / shares	Feb. 28, 2025 CNY (¥)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Percentage of total number of ordinary shares sold		7.00%	7.00%
Class of warrant or right, exercise price of warrants or rights | $ / shares		$ 5
Class of warrant or right, outstanding | shares	140,000
Warrants and rights outstanding		$ 227,937	¥ 1,660,016